BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 11,894	$ 18,591
GST receivables	894	945
Total current assets	12,788	19,536
Reclamation deposits	90,531	96,738
Total assets	103,319	116,274
Current liabilities
Accounts payable and accrued liabilities	42,563	76,951
Accounts payable and accrued liabilities - related party	20,465	14,749
Deposit on Royalty Agreement	110,000	0
Notes payable	7,403	7,718
Derivative liability	54,626	273,170
Total current liabilities	235,057	372,588
Asset retirement obligation	158,783	163,020
Total liabilities	393,840	535,608
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 17,093,719 and 15,853,719 shares issued and outstanding at December 31, 2018 and 2017, respectively	0	0
Additional paid-in capital	23,344,255	23,232,255
Accumulated deficit	(23,231,764)	(23,245,776)
Accumulated other comprehensive income	(403,012)	(405,813)
Total stockholders' equity (deficit)	(290,521)	(419,334)
Total liabilities and Stockholders' equity (deficit)	$ 103,319	$ 116,274